Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents		$ 8,098,075	$ 7,841,306
Short-term investments		5,824,557	5,242,441
Accounts receivable		2,782,693	4,682,320
Inventories			586,221
Prepayments		23,759	81,247
Other current assets		233,042	273,682
Total Current Assets		16,962,126	18,707,217
Investments in non-marketable securities		1,230,635	1,089,960
Property and equipment, net		5,877,224	5,867,154
Intangible assets, net		7,614	12,177
Right-of-use assets		25,053	89,020
Deferred tax assets		44,194	119,425
Total Assets		24,146,846	25,884,953
Current Liabilities
Accounts payable		526,098	535,073
Advances from customers		150,009	203,787
Operating lease liabilities, current portion		26,083	33,685
Accrued expenses and other liabilities		824,440	757,885
Total Current Liabilities		1,526,630	1,530,430
Operating lease liabilities, noncurrent portion			23,832
Deferred tax liabilities		22,260	179,638
Total Liabilities		1,548,890	1,733,900
Commitments and Contingencies
Equity
Additional paid-in capital		34,475,566	29,059,063
Deferred share compensation		(1,716,667)
Statutory reserve		1,340,331	1,419,190
Accumulated deficits		(14,190,570)	(7,959,276)
Accumulated other comprehensive loss		(1,308,864)	(1,706,460)
Total Zhongchao Inc. Shareholders’ Equity		18,630,686	20,837,907
Noncontrolling interests		3,967,270	3,313,146
Total Equity		22,597,956	24,151,053
Total Liabilities and Equity		24,146,846	25,884,953
Class A Ordinary Share
Equity
Ordinary share, value	[1]	25,890	24,840
Class B Ordinary Share
Equity
Ordinary share, value	[1]	$ 5,000	$ 550

[1]	Retrospectively restated for the effect of share consolidation (see Note 21).